Property and equipment (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	€ 47
Property, plant and equipment at end of period	185	€ 47
Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	64	19
Additions	98	27
Additions from business combinations	76	18
Disposals	(8)
Foreign exchange and other movements	11
Property, plant and equipment at end of period	241	64
Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(17)	(7)
Disposals	6
Depreciation expense	(43)	(10)
Foreign exchange and other movements	(2)
Property, plant and equipment at end of period	(56)	(17)
Leasehold improvements
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	18
Property, plant and equipment at end of period	79	18
Leasehold improvements | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	25	8
Additions	23	11
Additions from business combinations	43	6
Disposals	(2)
Foreign exchange and other movements	6
Property, plant and equipment at end of period	95	25
Leasehold improvements | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(7)	(3)
Disposals	2
Depreciation expense	(10)	(4)
Foreign exchange and other movements	(1)
Property, plant and equipment at end of period	(16)	(7)
Ordering devices
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0
Property, plant and equipment at end of period	60	0
Ordering devices | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Additions	46	0
Additions from business combinations	17	0
Disposals	(1)
Foreign exchange and other movements	15
Property, plant and equipment at end of period	77	0
Ordering devices | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	0	0
Disposals	0
Depreciation expense	(17)	0
Foreign exchange and other movements	(0)
Property, plant and equipment at end of period	(17)	0
Other equipment
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	29
Property, plant and equipment at end of period	46	29
Other equipment | Cost
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	39	11
Additions	29	16
Additions from business combinations	16	12
Disposals	(5)
Foreign exchange and other movements	10
Property, plant and equipment at end of period	69	39
Other equipment | Accumulated depreciation
Disclosure of detailed information about property, plant and equipment [line items]
Property, plant and equipment at beginning of period	(10)	(4)
Disposals	4
Depreciation expense	(16)	(6)
Foreign exchange and other movements	(1)
Property, plant and equipment at end of period	€ (23)	€ (10)